Condensed Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net Income	¥ 182,129	¥ 130,640
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(54,756)	(100,412)
Impact of changes in policy liability discount rate	2,741	110,576
Net change of debt valuation adjustments	(75)	(123)
Net change of defined benefit pension plans	(526)	(89)
Net change of foreign currency translation adjustments	(63,533)	163,583
Net change of unrealized gains (losses) on derivative instruments	(8,229)	2,408
Total other comprehensive income (loss)	(124,378)	175,943
Comprehensive Income	57,751	306,583
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(2,132)	7,553
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(13)	200
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 59,896	¥ 298,830